Investment Objectives and Goals - AOT Software Platform ETF	Dec. 15, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AOT SOFTWARE PLATFORM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The AOT Software Platform ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the AOT VettaFi Software Platform Index (the “Index”).